Cover		12 Months Ended
	Sep. 14, 2020	Jul. 31, 2020
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Sep. 14, 2020
Entity Registrant Name		BRADY CORP
Entity File Number		1-14959
Entity Address, Address Line One		6555 West Good Hope Road
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53223
City Area Code		414
Local Phone Number		358-6600
Entity Emerging Growth Company	false
Entity Central Index Key		0000746598
Document Fiscal Year Focus		2020
Document Fiscal Period Focus		FY
Current Fiscal Year End Date		--07-31
Amendment Flag		false
Entity Incorporation, State or Country Code		WI
Entity Tax Identification Number		39-0971239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Class A Nonvoting Common Stock, par value $0.01 per share
Trading Symbol		BRC
Security Exchange Name		NYSE